Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial $100 Investment Based on
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income (loss) (in thousands)	Adjusted EBITDA (6) (in thousands)
2025	40,001	(12,580,422)	1,049,801	4,583,563	$463.27	$187.14	$124,656	$710,155
2024	164,525,721	385,171,518	61,434,191	151,439,028	484.86	154.48	377,034	521,375
2023	40,058	43,533,121	17,716,938	28,506,155	210.78	119.22	175,783	331,396
2022	33,203	13,687,307	4,305,869	2,091,584	135.40	82.43	146,930	232,033
2021	33,115	253,610,579	5,634,227	30,194,861	128.13	122.18	(56,339)	183,086

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For each year presented, Patrick Smith was our PEO; reflects amounts reported in the Summary Compensation
Table for the respective years. Our non-PEO NEOs for 2025 were Ms. Bagley and Messrs. Isner, Kunins and
Brooks. Our non-PEO NEOs for 2024 were Ms. Bagley and Messrs. Isner, Kunins and Brooks. Our non-PEO
NEOs for 2023 were Ms. Bagley and Messrs. Isner and Kunins. Our non-PEO NEOs for 2022 were Ms. Bagley and Messrs. Isner, Kunins, Larson, Ahsan and Zito. Our non-PEO NEOs for 2021 were Messrs. Larson, Ahsan,
Isner and Kunins. Average compensation for the non-PEO NEOs reflects amounts reported in the Summary
Compensation Table for the respective years.

Peer Group Issuers, Footnote	Total Shareholder Return (“TSR”) shown in this table utilizes the NASDAQ Composite Index that we use in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s consolidated financial statements filed with the SEC in our 2025 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2020 through December 31 of the applicable fiscal year in each of the
Company’s common stock and the NASDAQ Composite Index. All dollar values assume reinvestment of the pre-
tax value of dividends paid by companies included in the NASDAQ Composite Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 40,001	$ 164,525,721	$ 40,058	$ 33,203	$ 33,115
PEO Actually Paid Compensation Amount	$ (12,580,422)	385,171,518	43,533,121	13,687,307	253,610,579
Adjustment To PEO Compensation, Footnote	Summary Compensation Table Total to CAP Reconciliation for the PEO and the other NEOs for 2025:

Calculation of Compensation Actually Paid	Calculation for PEO	Calculation for Average of Non-PEOs
Summary Compensation Table Total	$40,001	$1,049,801
Less grant date fair value of stock and option awards reflected in Summary Compensation Table	—	—
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	—	—
Add change in fair value (whether positive or negative) as of fiscal year-end for outstanding and unvested awards granted in prior fiscal years	(12,620,423)	(3,431,577)
Add fair value as of vesting date of awards granted during the fiscal year which vested in the same fiscal year	—	—
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year (4)	—	6,965,339
Subtract the fair value as of prior fiscal year-end for awards granted in prior years that failed to meet the applicable vesting conditions during the fiscal year	—	—
Compensation Actually Paid	$(12,580,422)	$4,583,563

Non-PEO NEO Average Total Compensation Amount	$ 1,049,801	61,434,191	17,716,938	4,305,869	5,634,227
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,583,563	151,439,028	28,506,155	2,091,584	30,194,861
Adjustment to Non-PEO NEO Compensation Footnote	For purposes of the above adjustments, the fair value of the equity awards on the applicable date was determined in accordance with FASB ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes.
(4)Certain of these awards remain subject to a holding period.

Compensation Actually Paid vs. Total Shareholder Return	Figure 1: Relationship between Axon’s CAP for PEO and NEOs (Average) vs. cumulative TSR of Axon and the peer group
Compensation Actually Paid vs. Net Income	Figure 2: Relationship between Axon’s CAP for PEO and NEOs (Average) vs. Axon’s net income
Compensation Actually Paid vs. Company Selected Measure	Figure 3: Relationship between Axon’s CAP for PEO and NEOs (Average) vs. Adjusted EBITDA (1)
(1)Adjusted EBITDA is a non-GAAP financial measure; see “Reconciliation of Non-GAAP Measures” for definitions of non-GAAP financial measures and a reconciliation of such measures to the most directly
	comparable GAAP measures.
Total Shareholder Return Vs Peer Group	Figure 1: Relationship between Axon’s CAP for PEO and NEOs (Average) vs. cumulative TSR of Axon and the peer group
Tabular List, Table	Adjusted EBITDA; •Revenue; and •Company stock price.
Total Shareholder Return Amount	$ 463.27	484.86	210.78	135.40	128.13
Peer Group Total Shareholder Return Amount	187.14	154.48	119.22	82.43	122.18
Net Income (Loss)	$ 124,656,000	$ 377,034,000	$ 175,783,000	$ 146,930,000	$ (56,339,000)
Company Selected Measure Amount	710,155,000	521,375,000	331,396,000	232,033,000	183,086,000
PEO Name	Patrick Smith
Additional 402(v) Disclosure	Amounts shown for compensation actually paid (“CAP”) are computed in accordance with Item 402(v) of
Regulation S-K under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the Summary
Compensation Table with certain adjustments as required by Item 402(v) of Regulation S-K as described in Note
(3) below.
CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with ASC Topic 718. The valuation methodologies and assumptions used to calculate CAP are based on the grant date fair value of these awards as disclosed in the Company’s consolidated financial statements filed with the SEC on Annual Report on Form 10-K for each of the years reflected in the table below:

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Pursuant to Item 402(v) of Regulation S-K under the Exchange Act, we determined adjusted EBITDA to be the most important financial performance measure used to link Company performance to CAP for our PEO and our other NEOs in 2025, 2024, and 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined as earnings before interest expense; investment interest income; income taxes; depreciation; amortization; noncash stock-based compensation expense; fair value adjustments related to strategic investments, marketable securities, and mark-to-market on our non-qualified deferred compensation liabilities; debt inducement expense associated with the early repurchase of a portion of our 2027 Notes; non-recurring severance costs, including employee cash payments, equity, and related benefits; transaction and integration costs related to strategic investments and acquisitions, including the change in fair value of contingent consideration arrangements; payroll taxes related to Employee XSP vesting and 2018
CEO Performance Award option exercises; costs (or subsequent recoveries of prior costs) related to certain legal or regulatory matters we consider outside of our core operating activities; losses incurred as a result of the disposal, abandonment, and impairment of property, equipment and intangible assets; inventory step-up amortization related to acquisitions; and loss recoveries. For a reconciliation of adjusted EBITDA to net income, see “Reconciliation of Non-GAAP Measures.”

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Company stock price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,620,423)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,431,577)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,965,339
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0